Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Schedule of Capital Ratios and Capital Amounts Compliance with Regulatory Framework for Adequately Capitalized and Well Capitalized Institutions, by Company and its Subsidiary Bank

As of December 31, 2014, the most recent notifications from the Office of the Comptroller of the Currency categorized the bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes has changed the capital category. The capital ratios of the Company and its subsidiary bank, along with the regulatory framework for adequately capitalized and well capitalized institutions are depicted as set forth in the following table:

(Amounts Expressed in Thousands)	Actual		For Capital Adequacy Purposes		To be Well Capitalized Under Prompt Corrective Action Provisions
First West Virginia Bancorp, Inc.	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2014
Total Capital (to Risk Weighted Assets)	$32,857	21.37%	$12,300	8.0%	$15,375	10.0%
Tier I Capital (to Risk Weighted Assets)	31,044	20.19%	6,150	4.0%	9,225	6.0%
Tier I Capital (to Adjusted Total Assets)	31,044	9.34%	13,291	4.0%	16,614	5.0%
As of December 31, 2013
Total Capital (to Risk Weighted Assets)	$33,748	21.43%	$12,600	8.0%	$15,750	10.0%
Tier I Capital (to Risk Weighted Assets)	31,883	20.24%	6,300	4.0%	9,450	6.0%
Tier I Capital (to Adjusted Total Assets)	31,883	9.32%	13,686	4.0%	17,108	5.0%
Progressive Bank, N.A.
As of December 31, 2014
Total Capital (to Risk Weighted Assets)	$32,700	21.29%	$12,290	8.0%	$15,362	10.0%
Tier I Capital (to Risk Weighted Assets)	30,887	20.11%	6,145	4.0%	9,217	6.0%
Tier I Capital (to Adjusted Total Assets)	30,887	9.30%	13,280	4.0%	16,600	5.0%
As of December 31, 2013
Total Capital (to Risk Weighted Assets)	$33,577	21.35%	$12,580	8.0%	$15,725	10.0%
Tier I Capital (to Risk Weighted Assets)	31,712	20.17%	6,290	4.0%	9,435	6.0%
Tier I Capital (to Adjusted Total Assets)	31,712	9.28%	13,676	4.0%	17,095	5.0%